Putnam Investments
One Post Office Square
Boston, MA 02109
August 31, 2017

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Funds Trust (Securities Act No. 333-515 and Investment Company File Act No. 811-07513) (the
“Trust”) on behalf of Putnam Capital Spectrum Fund, Putnam Equity Spectrum Fund and Putnam Multi-
Cap Core Fund – Post-Effective Amendment No. 265 to the Trust’s Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 256 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on August 28, 2017.

Comments or questions concerning this certificate may be directed to Peter Fariel at 1-800-225-2465, ext. 10023.

Very truly yours,

Putnam Funds Trust on behalf of
Putnam Capital Spectrum Fund
Putnam Equity Spectrum Fund
Putnam Multi-Cap Core Fund

By:	/s/ Jonathan S. Horwitz _______________
Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc:	James E. Thomas, Esq.
Ropes & Gray LLP